Intangible assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	¥ (285,507)	¥ (222,081)
Intangible assets, net	310,724	395,210		$ 45,051
Amortization of Intangible Assets	73,824	70,414	¥ 52,652
Estimated amortization expenses of the existing intangible assets for the next five years
2023	95,802
2024	83,511
2025	63,541
2026	16,822
2027	15,148
Internally developed softwares
Finite-Lived Intangible Assets [Line Items]
Intangible assets	401,236	348,951
Trademarks
Finite-Lived Intangible Assets [Line Items]
Intangible assets	1,074	1,074
Supplier relationship
Finite-Lived Intangible Assets [Line Items]
Intangible assets	15,620	15,620
Customer relationship
Finite-Lived Intangible Assets [Line Items]
Intangible assets	146,701	146,701
Brand
Finite-Lived Intangible Assets [Line Items]
Intangible assets	12,100	12,100
Franchising
Finite-Lived Intangible Assets [Line Items]
Intangible assets		69,608
Technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets	¥ 19,500	¥ 23,237